Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in deferred tax assets valuation allowance	$ 9,000	$ 371,000	$ 15,000
Federal [Member]
Net operating loss	$ 843,000
Net operating loss carryforward, expiration dates	2036
Research and development tax credit	$ 37,000
Research and development tax credit expiration dates	2034
Japan [Member]
Net operating loss	$ 406,000
Net operating loss carryforward, expiration dates	2019
State [Member]
Net operating loss	$ 1,836,000
Research and development tax credit	$ 39,000	$ 39,000